CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash	$ 3,568,000	$ 6,923,000
Accounts receivable, net	4,510,000
Prepaid expenses and other current assets	403,000
Inventories	1,365,000
Total current assets	9,846,000
Property, plant and equipment, net	54,350,000
Goodwill	13,004,000
Intangible assets, net	36,000
Total assets	77,236,000
Current liabilities:
Accounts payable	705,000
Accrued liabilities	2,144,000
Current portion of capital lease obligations	26,000
Current portion of notes payable	169,000
Current portion of senior secured credit facility	31,000
Total current liabilities	3,075,000
Capital lease obligations, net of current portion	213,000
Notes payable, net of current portion	282,000
Senior secured credit facility, net of current portion	2,320,000
Total liabilities	5,890,000
Commitments and contingencies (Note 12)
Stockholders' and Members' equity:
Members' equity	69,267,000
Accumulated earnings (deficit)	2,079,000
Total members' equity	71,346,000
Total liabilities, stockholders' and members' equity	77,236,000
Solaris LLC
Current assets:
Cash	3,568,000	6,923,000
Accounts receivable, net	4,510,000	1,576,000
Prepaid expenses and other current assets	403,000	512,000
Inventories	1,365,000	1,692,000
Total current assets	9,846,000	10,703,000
Property, plant and equipment, net	54,350,000	46,846,000
Goodwill	13,004,000	13,004,000
Intangible assets, net	36,000	0
Total assets	77,236,000	70,553,000
Current liabilities:
Accounts payable	705,000	664,000
Accrued liabilities	2,144,000	1,892,000
Current portion of capital lease obligations	26,000	25,000
Current portion of notes payable	169,000	91,000
Current portion of senior secured credit facility	31,000
Total current liabilities	3,075,000	2,672,000
Capital lease obligations, net of current portion	213,000	239,000
Notes payable, net of current portion	282,000	174,000
Senior secured credit facility, net of current portion	2,320,000
Total liabilities	5,890,000	3,085,000
Commitments and contingencies (Note 12)
Stockholders' and Members' equity:
Members' equity	69,267,000	68,192,000
Accumulated earnings (deficit)	2,079,000	(724,000)
Total members' equity	71,346,000	67,468,000
Total liabilities, stockholders' and members' equity	$ 77,236,000	$ 70,553,000